ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE

10.    ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE

On November 27, 2015, the Group entered into definitive sale and purchase agreements to dispose of 60% equity interest in its subsidiary, Xin Run, to three parties, including a 38% interest to a group owned by the Founders (the “2015 Agreement”). Xin Run owns and operates ChinaCache’s Atecsys Cloud Data Center (“Atecsys”) and is expected to build China’s first Internet Exchange. As a result, assets and liabilities subject to the purchase and sale agreements were classified as held for sale in the Company's December 31, 2015  consolidated balance sheet.

On March 6, 2017, the Group entered into a new definitive agreement to sell 79% of its equity interest in Xin Run to a group of investors for RMB221 million in cash before fees and expenses, including 52.67% interest to two companies owned by the Founders (the “2017 Agreement”). The completion of the transaction was subject to customary closing conditions, including obtaining requisite governmental registration. The transaction was approved by the Board of Directors of the Company, acting upon the unanimous recommendation of its audit committee, consisting of independent and disinterested directors. The Group terminated the 2015 Agreement.

Assets and liabilities classified as held for sale are required to be recorded at the lower of carrying value or fair value less any costs to sell. As of December 31, 2015 and 2016, the carrying value of Xin Run’s net assets were less than fair value less costs to sell, and accordingly, no adjustment to the asset value was necessary. Xin Run did not meet the criteria to be classified as discontinued operations because it did not comprise a major component of the Group's operations.

On December 28, 2017, the Board of Directors approved to terminate the 2017 Agreement. As a result, all of the assets and liabilities of Xin Run and its subsidiaries were reclassified as held and used as of December 31, 2017, with the exception of two subsidiaries under Xin Run, Beijing Shuo Ge and Beijing Zhao Du, which continued to qualify as assets held for sale under existing arrangements with buyers. On March 23, 2018, the Group finalized the termination agreement with relevant parties.

On December 30, 2014, Xin Run entered into a definitive sale and leaseback agreement with Beijing Federation of Supply and Marketing Cooperatives ("BFSMC"), according to which Xin Run should hand over to BFSMC two IDC buildings (5# and 6#) by September 2015 for a consideration of RMB 960 million through transferring the ownership of the two IDC buildings from Xin Run to Zhao Du, and selling all Zhao Du's equity interests to BFSMC. On February 6, 2015, Xin Run entered into a supplementary agreement with BFSMC and one subsidiary of BFSMC, according to which the subsidiary became the beneficiary of the original arrangement and took over the rights and obligations from February 27, 2015. Consideration of RMB 672 million was received from the subsidiary by September 2015.

In April 2014, Xin Run entered into a framework agreement with a third-party company, pursuant to which Xin Run agreed to sell the IDC building 3# to it. In August 2014, the Company established Shuo Ge. The consideration of RMB 325 million was received from the third-party company by January 2015. In July 2015, Xin Run sold the total CIP along with related land use right of IDC building 3# to Shuo Ge. On December 29, 2017, Xin Run entered into an equity transfer agreement with the third-party company, under which Xin Run would transfer 100% equity interest in Shuo Ge to it before September 2018.

As of today, Zhao Du is still in the process of litigation proceeding with the buyer (Note 26). The disposal of Shuo Ge was completed subsequently in May 2019 (Note 27).

The major classes of assets and liabilities held for sale were as follows:

	December 31,
	2017	2018
	RMB’000	RMB'000	US$’000
Cash and cash equivalents	1	1	—
Prepaid expenses and other current assets	15,478	15,478	2,252
Amounts due from the Company	737	737	107
Property and equipment	550,606	550,225	80,027
Land use right, net	14,909	14,909	2,168
Assets held for sale	581,731	581,350	84,554
Accrued expenses and other current liabilities	1,863	5,293	770
Amounts due to the Company	2,025	2,698	392
Liabilities held for sale	3,888	7,991	1,162

The operating results of the subsidiaries held for sale during the three years ended December 31, 2018 that are not presented within discontinued operations are summarized as follow:

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Net revenue	2,442	—	—	—
Loss before income taxes	(107,399)	(3,000)	(3,654)	(531)

Loss before income taxes attributable to the non-controlling interest for the years ended December 31, 2016, 2017 and 2018 was RMB1,074,000,  RMB30,000 and RMB36,000  (US$5,000), respectively.